Waddell & Reed Advisors
                    Municipal Money Market Fund,
                    Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2002

CONTENTS

         3     President's Letter

         5     Investments

        13     Statement of Assets and Liabilities

        14     Statement of Operations

        15     Statement of Changes in Net Assets

        16     Financial Highlights

        19     Notes to Financial Statements

        23     Directors & Officers
























This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund). As of February 22, 2002, the Fund was closed to new and additional investments. On May 2, 2002, the shareholders of the Fund approved the Liquidation and Dissolution Plan.

PRESIDENT'S LETTER OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2002.

The last six months brought signs of economic recovery and a shift in Federal Reserve policy from one of easing interest rates to a more neutral stance. Indeed, many market analysts, by March 31, were projecting interest rate increases by mid-year. While that remains to be seen, we believe that an economic recovery is taking hold, although the strength and sustainability are uncertain.

While corporate profits remained mostly depressed during the period, recent economic data suggests that they may begin to recover. We believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be just the right recipe for improving corporate profits in the near future. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends of tamer inflation and the likelihood for increasing profits lead us to believe that the prospects for the equity markets remain favorable.

By March 31, many of the primary equity indexes had shown relatively strong returns, boosted by a market rebound in the fourth quarter of 2001. For the last six months, the Nasdaq Composite Index increased
23.12 percent. The other two major indexes also showed strong returns during the period, as the S&P 500 Index increased 11 percent and the Dow Jones Industrial Average increased 18.73 percent.

In contrast, bonds struggled a bit during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's rather flat return of 0.09 percent for the period. Oftentimes, renewed confidence in the equity market, coupled with lower levels of risk aversion, can create a difficult competitive environment for fixed income securities. Bond performance over the last six months also may have been affected by the market's expectation of an eventual interest rate increase from the Federal Reserve.

Without question, recent events have impacted the market, some negatively and some positively. While ongoing change can be disconcerting to investors, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future.
Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.20%
Jasper Water Works and Sewer Board, Inc.,
 Water and Sewer Revenue Bonds, Series
 2001-A (Ambac Assurance Corporation),
 4.0%, 6-1-02  ...........................      $160    $   160,282
                                                        -----------

ARIZONA - 10.89%
The Industrial Development Authority of the
 County of Maricopa, Variable Rate Demand
 Multifamily Housing Revenue Bonds (Gran
 Victoria Housing LLC Project), Series 2000A
 (Fannie Mae),
 1.5%, 4-4-02  ...........................       750        750,000
The Industrial Development Authority of the
 City of Phoenix, Arizona, Variable Rate
 Demand Revenue Bonds, Series 2001 (Valley
 of the Sun YMCA Project), (Wells Fargo Bank,
 National Association),
 1.45%, 4-1-02  ..........................       500        500,000
Maricopa County, Arizona, General Obligation
 Refunding bonds, Second Series 1992 (Financial
 Guaranty Insurance Company),
 6.25%, 7-1-02  ..........................       200        202,073
                                                        -----------
                                                          1,452,073
                                                        -----------

COLORADO - 9.92%
Colorado Agricultural Development Authority,
 Adjustable Rate Industrial Development Revenue
 Bonds (Royal Crest Dairy, Inc. Project),
 Series 1998 (UMB Bank Colorado),
 2.5%, 4-3-02  ...........................       500        500,000
287/42 General Improvement District (in the
 City of Lafayette, Colorado), General
 Obligation Limited Tax Bonds:
 Series 2000 (U.S. Bank National Association),
 1.6%, 4-4-02  ...........................       250        250,000
 Series 2001 (U.S. Bank National Association),
 1.6%, 4-4-02  ...........................       100        100,000


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
City and County of Denver, Municipal Airport
 System, Series B (United States Treasury,
 Prerefunded),
 7.25%, 11-15-02  ........................      $450    $   473,264
                                                        -----------
                                                          1,323,264
                                                        -----------

FLORIDA - 3.68%
Florida Housing Finance Agency, Multi-Family
 Housing Revenue Refunding Bonds, 1983
 Series F (Horizon Place Development),
 (Freddie Mac),
 1.5%, 4-3-02  ...........................       490        490,000
                                                        -----------

GEORGIA - 3.00%
Housing Authority of Clayton County (Georgia),
 MultiFamily Housing Revenue Refunding
 Bonds, Series E (Chateau Forest Apartments
 Project), (Financial Security Assurance),
 1.5%, 4-3-02 ............................       400        400,000
                                                        -----------

ILLINOIS - 2.72%
Board of Education of the City of Chicago,
 Unlimited Tax General Obligation Bonds
 (Dedicated Revenues), Series 2000C
 (Financial Security Assurance Inc.),
 1.45%, 4-4-02  ..........................       200        200,000
Village of Oak Lawn, Cook County, Illinois,
 General Obligation Corporate Purpose
 Bonds, Series 2002 (Financial Guaranty
 Insurance Company),
 4.0%, 12-1-02  ..........................       160        162,527
                                                        -----------
                                                            362,527
                                                        -----------


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 5.70%
City of Indianapolis, Indiana, Adjustable
 Tender Resource Recovery Revenue Bonds,
 Series 1987 (Ogden  ....Martin Systems of
 Indianapolis, Inc. Project), (Westdeutsche
 Landesbank Girozentrale, New York Branch),
 1.7%, 4-1-02  ...........................      $400    $   400,000
Indiana Health Facility Financing Authority,
 Variable Rate Demand Revenue Bonds, Series
 1991 (Capital Access Designated Pool Program),
 (Comerica Bank),
 1.5%, 4-3-02  ...........................       360        360,000
                                                        -----------
                                                            760,000
                                                        -----------

KANSAS - 6.08%
City of Olathe, Kansas, Variable Rate Demand
 Recreational Facilities Revenue Bonds
 (YMCA of Greater Kansas City Project),
 Series 1999B (UMB Bank, N.A.),
 1.55%, 4-1-02  ..........................       400        400,000
City of Leawood, Kansas, Temporary Notes,
 Project No. 156,
 2.1%, 9-1-02  ...........................       250        250,000
Seward County, Kansas, General Obligation
 Hospital Refunding Bonds, Series 2001-A
 (Ambac Assurance Corporation),
 4.0%, 8-1-02  ...........................       160        160,915
                                                        -----------
                                                            810,915
                                                        -----------

KENTUCKY - 1.89%
Kentucky Housing Corporation, Housing Revenue
 Bonds, 1993 Series B (Federally Insured or
 Guaranteed Mortgage Loans), (Federal Housing
 Administration of the Department of Housing
 and Urban Development, U.S. Veteran's
 Administration and U.S. Farmers Home
 Administration),
 4.65%, 7-1-02  ..........................       250        251,348
                                                        -----------

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA - 3.83%
City of Bossier City, State of Louisiana,
 Revenue Bonds, Series 2001 (Ambac
 Assurance Corporation),
 3.0%, 10-1-02  ..........................      $290    $   291,075
Board of Commissioners of The Port of
 New Orleans, Port Facility Revenue Bonds,
 Series 2001 (Ambac Assurance Corporation),
 4.25%, 4-1-02  ..........................       220        220,000
                                                        -----------
                                                            511,075
                                                        -----------

MICHIGAN - 4.72%
Michigan Strategic Fund, Solid Waste Disposal
 Revenue Bonds (Grayling Generating Station
 Project), Series 1990 (Barclays Bank PLC,
 New York Branch),
 1.55%, 4-3-02  ..........................       400        400,000
The Economic Development Corporation of the
 Charter Township of Clinton, Variable Rate
 Demand Limited Obligation Revenue Bonds,
 Series 1994 (Omega Plastics, Inc. Project),
 (Comerica Bank),
 1.55%, 4-4-02  ..........................       230        230,000
                                                        -----------
                                                            630,000
                                                        -----------

MISSISSIPPI - 1.53%
Jackson Redevelopment Authority, City of
 Jackson, Mississippi, Urban Renewal Refunding
 Bonds (Central Business District Development
 Program Project No. 1), Series 1997-A (MBIA
 Insurance Corporation),
 5.0%, 11-1-02  ..........................       200        203,811
                                                        -----------


                 See Notes to Schedule of Investments on page .

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI - 12.37%
Health and Educational Facilities Authority of
 the State of Missouri, Variable Rate Demand
 Educational Facilities Revenue Bonds:
 Kansas City Art Institute, Series 1999
 (Commerce Bank, N.A.),
 1.55%, 4-1-02  ..........................      $500    $   500,000
 Hannibal-LaGrange College, Series 2001
 (Commerce Bank, N.A.),
 1.55%, 4-1-02  ..........................       400        400,000
The Industrial Development Authority of the
 County of Jackson, State of Missouri,
 Variable Rate Demand Recreational Facilities
 Revenue Bonds (YMCA of Greater Kansas City
 Project), Series 1999A (UMB Bank, N.A.),
 1.55%, 4-1-02  ..........................       450        450,000
State Environmental Improvement and Energy
 Resources Authority (Missouri), Environmental
 Improvement Revenue Bonds (UtiliCorp United
 Inc. Project), Series 1993 (The
 Toronto-Dominion Bank),
 1.65%, 4-3-02  ..........................       300        300,000
                                                        -----------
                                                          1,650,000
                                                        -----------

NEW MEXICO - 2.63%
City of Albuquerque, New Mexico, Airport
 Subordinate Lien Adjustable Tender Revenue
 Bonds, Series 1996A (Bayerische Landesbank,
 New York Branch),
 1.45%, 4-3-02  ..........................       350        350,000
                                                        -----------

NORTH CAROLINA - 3.00%
City of Charlotte, North Carolina, Variable
 Rate Airport Refunding Revenue Bonds,
 Series 1997A (Municipal Bond Investors
 Assurance Corporation),
 1.45%, 4-3-02  ..........................       400        400,000
                                                        -----------


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 1.13%
Township of Ross (Allegheny County,
 Pennsylvania), General Obligation Bonds,
 Refunding Series of 2002 (Financial
 Security Assurance),
 1.75%, 12-1-02  .........................      $150    $   150,000
                                                        -----------

RHODE ISLAND - 3.00%
Rhode Island Student Loan Authority,
 Student Loan Program Revenue Bonds,
 1995 Series I (State Street Bank and
 Trust Company of Boston),
 1.5%, 4-3-02  ...........................       400        400,000
                                                        -----------

TENNESSEE - 3.60%
City of Clarksville, Tennessee, Water,
 Sewer and Gas Revenue Refunding Bonds,
 Series 2002 (Financial Security Assurance),
 4.05%, 2-1-03  ..........................       300        305,035
Hawkins County, Tennessee, General Obligation
 Refunding Bonds, Series 2002 (Ambac Assurance
 Corporation),
 3.0%, 5-1-02  ...........................       175        175,215
                                                        -----------
                                                            480,250
                                                        -----------

TEXAS - 8.57%
Calhoun County Navigation Industrial
 Development Authority, Port Revenue Bonds,
 Series 1998 (The British Petroleum Company
 P.L.C.),
 1.55%, 4-1-02  ..........................       400        400,000
City of Austin, Texas, Airport System
 Variable Rate Revenue Notes, Series A
 (Morgan Guaranty Trust Company of New York),
 1.45%, 4-3-02  ..........................       400        400,000
City of Missouri City, Texas, Permanent
 Improvement and Refunding Bonds, Series 2001
 (MBIA Insurance Corporation),
 6.25%, 6-15-02  .........................       225        226,746

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
Gulf Coast Water Authority, Water System
 Contract Revenue Bonds (City of League
 City Contract), Series 2001 (Financial
 Guaranty Insurance Company),
 4.0%, 8-15-02  ..........................      $115    $   115,651
                                                        -----------
                                                          1,142,397
                                                        -----------

WASHINGTON - 6.37%
Economic Development Corporation of Pierce
 County, Variable Rate Demand Revenue Bonds,
 1995 (The Truss Company Project), (U.S.
 Bank of Washington, National Association),
 1.75%, 4-4-02  ..........................       450        450,000
Washington State Housing Finance Commission,
 Variable Rate Demand Multifamily Revenue
 Bonds (Summerglen Apartments Project),
 Series 1995 (U.S. Bank of Washington,
 National Association),
 1.75%, 4-4-02  ..........................       400        400,000
                                                        -----------
                                                            850,000
                                                        -----------

WISCONSIN - 1.99%
Village of Pleasant Prairie, Kenosha County,
 Wisconsin, General Obligation Promissory
 Notes, Series 2001D  .(Financial Guaranty
 Insurance Company),
 4.0%, 9-1-02  ...........................       165        165,811
City of West Allis, Wisconsin, Variable Rate
 Demand Revenue Bonds, Series 2001 (State
 Fair Exposition Center, Inc. Project),
 (U.S. Bank, National Association,
 Milwaukee, Wisconsin),
 1.55%, 4-4-02  ..........................       100        100,000
                                                        -----------
                                                            265,811
                                                        -----------


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF MUNICIPAL MONEY MARKET FUND
     March 31, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)

TOTAL MUNICIPAL BONDS - 97.82%                          $13,043,753
 (Cost: $13,043,753)

COMMERCIAL PAPER - 1.31%
Chemicals - Petroleum and Inorganic
du Pont (E. I.) de Nemours and Company,
 1.6963092%, Master Note  ................       175    $   175,000
 (Cost: $175,000)

TOTAL INVESTMENT SECURITIES - 99.13%                    $13,218,753
 (Cost: $13,218,753)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.87%           116,595

NET ASSETS - 100.00%                                    $13,335,348


Notes to Schedule of Investments

Cost of investments owned is the same as that used for Federal income tax purposes.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL MONEY MARKET FUND
March 31, 2002
(In Thousands, Except for Per Share Amounts)          (Unaudited)
ASSETS
 Investment securities - at value
   (Notes 1 and 4) .................................      $13,219
 Cash  .............................................           30
 Receivables:
   Interest ........................................           62
   Due from Waddell & Reed .........................           39
 Prepaid registration fees (Note 2)  ...............            1
 Other  ............................................            1
                                                          -------
    Total assets  ..................................       13,352
                                                          -------
LIABILITIES
 Payable to Fund shareholders  .....................           14
 Dividends payable  ................................            1
 Accrued accounting services fee (Note 3)  .........            1
 Accrued shareholder servicing (Note 3)  ...........            1
                                                          -------
    Total liabilities  .............................           17
                                                          -------
      Total net assets .............................      $13,335
                                                          =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...................................      $    13
   Additional paid-in capital ......................       13,322
                                                          -------
    Net assets applicable to outstanding
      units of capital .............................      $13,335
                                                          =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $1.00
 Class B  ..........................................        $1.00
 Class C  ..........................................        $1.00
Capital shares outstanding:
 Class A  ..........................................       12,933
 Class B  ..........................................          106
 Class C  ..........................................          296
Capital shares authorized ..........................    1,000,000

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS
MUNICIPAL MONEY MARKET FUND
For the Six Months Ended March 31, 2002
(In Thousands)                                        (Unaudited)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............         $136
                                                             ----
 Expenses (Note 3):
   Investment management fee .......................           31
   Registration fees ...............................           12
   Report printing .................................           11
   Accounting services fee .........................            6
   Audit fees ......................................            7
   Shareholder servicing:
     Class A .......................................            3
     Class B .......................................          ---*
     Class C .......................................          ---*
   Custodian fees ..................................            3
   Legal fees ......................................            6
   Distribution fee:
     Class B .......................................          ---
     Class C .......................................            1
   Service fee:
     Class B .......................................          ---
     Class C .......................................          ---*
   Other............................................           13
                                                             ----
    Total  .........................................           93
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 3)  .........          (31)
                                                             ----
       Total expenses  .............................           62
                                                             ----
         Net investment income  ....................           74
                                                             ----
           Net increase in net assets resulting from
             operations  ...........................          $74
                                                             ====

*Not shown due to rounding.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL MONEY MARKET FUND
 (In Thousands)
 (Unaudited)

                                                           For the
                                                         period from
                                           For the       December 15,
                                         six months          2000*
                                           ended           through
                                          March 31,     September 30,
                                             2002            2001
                                        ------------    --------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income ............            $74           $271
                                             -------        -------
    Net increase in net assets
      resulting from operations .....             74            271
                                             -------        -------
 Distributions to shareholders from
   net investment income (Note 1D):**
   Class A ..........................            (73)          (268)
   Class B ..........................            ---***          (1)
   Class C ..........................             (1)            (2)
                                             -------        -------
                                                 (74)          (271)
                                             -------        -------
 Capital share transactions
   (Note 4) .........................         (1,828)       15,063
                                             -------        -------
      Total increase ................         (1,828)       15,063
NET ASSETS
 Beginning of period  ...............         15,163            100
                                             -------        -------
 End of period  .....................        $13,335        $15,163
                                             =======        =======
   Undistributed net investment income          $---           $---
                                                ====           ====

  *Commencement of operations.
 **See "Financial Highlights" on pages 16 - 18.
***Not shown due to rounding

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
(Unaudited)

                                   For the        For the
                                       six        period from
                                    months        12-15-00*
                                     ended        through
                                   3-31-02        9-30-01
                                   --------       --------
Net asset value,
 beginning of period  ..........     $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0049         0.0212
Less dividends declared  .......     (0.0049)       (0.0212)
                                     -------        -------
Net asset value,
 end of period  ................     $1.00          $1.00
                                     =======        =======
Total return ...................      0.50%          2.12%
Net assets, end of period (in
 millions)  ....................       $13            $15
Ratio of expenses to average
 net assets including voluntary
 expense waiver  ...............      0.80%**        0.65%**
Ratio of net investment income
 to average net assets including
 voluntary expense waiver  .....      0.99%**        2.65%**
Ratio of expenses to average
 net assets excluding voluntary
 expense waiver  ...............      1.19%**        1.04%**
Ratio of net investment income
 to average net assets excluding
 voluntary expense waiver  .....      0.59%**        2.26%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
(Unaudited)

                                   For the        For the
                                       six        period from
                                    months        12-15-00*
                                     ended        through
                                   3-31-02        9-30-01
                                   --------       --------
Net asset value,
 beginning of period  ..........     $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0016         0.0136
Less dividends declared ........     (0.0016)       (0.0136)
                                     -------        -------
Net asset value,
 end of period  ................     $1.00          $1.00
                                     =======        =======
Total return ...................      0.17%          1.36%
Net assets, end of period (in
 thousands)  ...................      $106           $156
Ratio of expenses to average
 net assets including voluntary
 expense waiver  ...............      1.47%**        1.61%**
Ratio of net investment income
 to average net assets including
 voluntary expense waiver  .....      0.35%**        1.72%**
Ratio of expenses to average
 net assets excluding voluntary
 expense waiver  ...............      2.18%**        2.58%**
Ratio of net investment income
 (loss) to average net assets
 excluding voluntary expense
 waiver  .......................     -0.37%**        0.75%**

 *Commencement of operations.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
(Unaudited)

                                   For the        For the
                                       six        period from
                                    months        12-15-00*
                                     ended        through
                                   3-31-02        9-30-01
                                   --------       --------
Net asset value,
 beginning of period  ..........     $1.00          $1.00
                                     -------        -------
Net investment income ..........      0.0016         0.0136
Less dividends declared ........     (0.0016)       (0.0136)
                                     -------        -------
Net asset value,
 end of period  ................     $1.00          $1.00
                                     =======        =======
Total return ...................      0.17%          1.36%
Net assets, end of period (in
 thousands)  ...................      $296           $138
Ratio of expenses to average
 net assets including voluntary
 expense waiver  ...............      1.51%**        1.61%**
Ratio of net investment income
 to average net assets including
 voluntary expense waiver  .....      0.24%**        1.71%**
Ratio of expenses to average
 net assets excluding voluntary
 expense waiver  ...............      2.25%**        2.57%**
Ratio of net investment income
 (loss) to average net assets
 excluding voluntary expense
 waiver  .......................     -0.49%**        0.75%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2002                                                  (Unaudited)

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal and exempt from Federal income taxes. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant accretion/amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

The Fund, a Maryland corporation, was organized on September 7, 2000 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until December 15, 2000 (the date of the initial public offering).

On November 28, 2000, Waddell & Reed, Inc. ("W&R") purchased for investment 100,000 Class A shares of the Fund at their net asset value of $1.00 per share.

Prepaid registration expenses in the amount of $50,116 were paid by the Fund and were amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee to Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager and a wholly owned subsidiary of W&R, for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays the fee daily. However, WRIMCO has voluntarily agreed to waive its management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended March 31, 2002, WRIMCO voluntarily waived $41,231 of its fee.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10                $      0
          From $   10 to $   25                $ 11,000
          From $   25 to $   50                $ 22,000
          From $   50 to $  100                $ 33,000
          From $  100 to $  200                $ 44,000
          From $  200 to $  350                $ 55,000
          From $  350 to $  550                $ 66,000
          From $  550 to $  750                $ 77,000
          From $  750 to $1,000                $ 93,500
               $1,000 and Over                 $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month, and $.75 for each shareholder check it processes. For Class B and Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each account which was in existence during any portion of the immediately preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all class.

The Fund has adopted 12b-1 plans for Class B and Class C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class.

During the period ended March 31, 2002, W&R received no deferred sales charges for Class B and $7 deferred sales charges for Class C shares. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $63 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

The Fund paid Directors' fees of $223, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Multiclass Operations

The Fund issues three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms of each class is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the period corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                                          For the
                                              six       For the
                                           months        period
                                            ended         ended
                                          3-31-02       9-30-01
                                          -------       -------
Value issued from sale of shares:
  Class A  .............................   $1,688       $17,505
  Class B  .............................        6           155
  Class C  .............................      173           146
Value issued from reinvestment
  of dividends:
  Class A  .............................       73           261
  Class B  .............................      ---*            1
  Class C  .............................      ---*            2
Value redeemed:
  Class A  .............................   (3,696)       (2,997)
  Class B  .............................      (56)          ---
  Class C  .............................      (16)          (10)
                                          -------       -------
Increase (decrease) in
  outstanding capital  .................  $(1,828)      $15,063
                                          =======       =======

*Not shown due to rounding.

NOTE 5 -- Subsequent Event

On May 2, 2002, at a special meeting of shareholders of the Fund, action was taken to liquidate and dissolve the Fund. Accordingly, the assets of the Fund were liquidated and distributed to the shareholders of the Fund.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.




------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1023SA(3-02)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.